As filed with the U.S. Securities and Exchange Commission on June 24, 2014

File No. 333-111986
File No. 811-21475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65	☒

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (612) 313-1341

Lee Thoresen, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on [ ] pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement on Form N-1A relates to the prospectus and statement of additional information of the RBC BlueBay Absolute Return Fund, a series of the Registrant (the “Fund”), and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the Fund under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended. The prospectus and statement of additional information of the Fund, as filed in Amendment No. 54, are incorporated herein by reference.

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RBC FUNDS TRUST
RBC BlueBay Absolute Return Fund (the “Fund”)

Supplement dated June 24, 2014 to the
Prospectus dated November 27, 2013 (the “Prospectus”)

This Supplement provides additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is amended as follows:

I.	The Fund will begin offering Class C shares on or about June 24, 2014. Therefore, on or about June 24, 2014, the Fund will offer three classes of shares: Class A, Class C, and Class I.

II.	The ticker symbol for the Fund’s Class C shares is RBCRX.

III.	In the “Fund Summary,” the “Fees and Expenses of the Fund” table and “Example” table beginning on page 30 are replaced with the following:

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a % of offering price) [1]	None	1.00%	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	1.27%	2.02%	1.02%
Fee Waiver and/or Expense Reimbursement[3]	(0.02)%	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[3]	1.25%	2.00%	1.00%

[1]

A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[2]

Total Annual Fund Operating Expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the direct operating expenses of the Fund and do not include acquired fund fees and expenses.

[3]

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.20% (for Class A), 1.95% (for Class C), and 0.95% (for Class I). This expense limitation agreement will remain in place until January 31, 2015 and may not be terminated by the Advisor prior to that date.

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Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I

One Year	$547	$303	$102

Three Years	$809	$632	$323

Five Years	$1,090	$1,086	$561

Ten Years	$1,892	$2,346	$1,246

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

Class C

One Year	$203

Three Years	$632

Five Years	$1,086

Ten Years	$2,346

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. As of the date of this Prospectus, Class A shares did not have a full year of performance and Class C shares had not commenced operations; therefore, no performance information is provided for Class A shares or Class C shares. The returns for Class A shares and Class C shares may be lower than the returns of Class I shares shown in the bar chart and performance table because expenses of the classes differ. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

RBC BlueBay Absolute Return Fund – Class I
Annual Total Returns

The year-to-date return of Class I shares as of March 31, 2014 was 1.95%.

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During the periods shown in the chart for the RBC BlueBay Absolute Return Fund:

	Quarter	Year	Returns
Best quarter:	Q4	2013	3.04%
Worst quarter:	Q1	2013	-0.21%

Performance Table

The table below shows after-tax returns for Class I shares only. After-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. The inception date of the Fund (Class I) is November 30, 2012.

Average Annual Total Returns
(for the periods ended December 31, 2013)

	Past Year	Since Inception
Class I Before Taxes	4.61%	4.98%
Class I After Taxes on Distributions	4.29%	4.66%
Class I After Taxes on Distributions and Sale of Shares	2.60%	3.65%
BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.28%	0.28%

V.	The “Purchase and Sale of Fund Shares” section on page 36 is replaced with the following:

You may purchase or redeem (sell) shares of the Funds by phone (1-800-422-2766), by mail (RBC Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or by wire. The following table provides the Funds’ minimum initial and subsequent investment requirements, which may be reduced or modified in some cases.

Minimum Initial Investment:

Class A	$2,500 ($100 for Automatic Monthly Investment Plan)

Class C	$1,000 ($100 for Automatic Monthly Investment Plan)

Class I	$1,000,000 ($0 for Qualified Retirement Plans)

Minimum Subsequent Investment:

Class A and Class C	$100 ($50 for Automatic Monthly Investment Plan)

Class I	$10,000

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VI.	The tables for “Minimum Initial Investment” and “Minimum Additional Investment” under the “Shareholder Information-Investment Minimums” section on page 62 are replaced with the following:

	Minimum Initial Investment

Account Type	Class A	Class C	Class I

Regular Institutions or Individuals	$2,500	$1,000	$1,000,000

Through qualified retirement benefit plans	0	$0	$0

By exchange[2] from another RBC Fund	$2,500	$1,000	$1,000,000

	Minimum Additional Investment

	Class A	Class C	Class I
Account Type

By mail or wire	$100	$100	$10,000

By exchange[2] from another RBC Fund	$100	$100	$10,000

VII.

In the “Shareholder Information-Additional Information About Purchasing and Selling Shares” section beginning on page 67, immediately below the paragraph entitled “Class A Eligibility” the following information is added:

Class C Eligibility. Class C shares, offered by the RBC BlueBay Absolute Return Fund only, are available to investors who meet the minimum initial investment requirements. Class C shares are no longer offered to new employer-sponsored retirement plans.

VIII.	In the “Shareholder Information-Additional Information About Purchasing and Selling Shares” section beginning on page 67, the paragraph entitled “Minimum Account Size” is replaced with the following:

Minimum Account Size. You must maintain a minimum account value equal to the current minimum initial investment, which is $1,000,000 for Class I shareholder accounts, $2,500 for Class A shareholder accounts, and $1,000 for Class C shareholder accounts. There is no minimum account size requirement for retirement plans. If your account falls below a minimum due to redemptions and not market action, a Fund may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for remaining below the minimum account size. No redemption fees will be imposed on shares redeemed as a result of involuntary account closing.

IX.	The information under the “Shareholder Information-Distribution Arrangements/Sales Charges” section beginning on page 75 is replaced in its entirety with the following:

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This section describes sales charges and fees you will pay as an investor in the share classes offered by the Funds and ways to qualify for reduced sales charges. Class I shares of the Funds have no sales charges or distribution/service fees and, generally, have lower annual expenses than Class A and C shares.

	Class A	Class C	Class I

Sales Charge (Load)	Maximum sales charge of 4.25%. See Schedule below. CDSC of 1.00% on purchases of $1 million or more for redemptions within 12 months of purchase.	No front-end sales charge; CDSC of 1.00% for redemptions within 12 months of purchase.	No sales charge.

Distribution and Service (12b-1) Fee	0.25%*	1.00%	None

Fund Expenses	Lower annual expenses than Class C shares.	Higher annual expenses than Class A shares.	Lower annual expenses than Class A and Class C shares.

*

Under the 12b-1 Plan, Class A is authorized to pay expenses directly or reimburse the Distributor for costs and expenses incurred in connection with distribution and marketing of Fund shares subject to an annual limit of up to 0.50% of the average daily net assets attributable to Class A shares of a Fund. Currently, the Board of Trustees has approved an annual limit of 0.25% for Class A shares.

The class of shares that is better for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Your financial advisor can help you decide which class of shares is more appropriate for you.

Front-End Sales Charges. Front-end sales charges are imposed on sales of Class A shares of the Funds in this Prospectus at the rates listed in the table below. The sales charge decreases with larger purchases. For example, if you invest more than $100,000, or if your cumulative purchases or the value on your account is more than $100,000, then the sales charge is reduced. (See “Reducing the Initial Sales Charge on Purchases of Class A Shares,” below.) This sales charge will be waived for purchases (i) in accounts invested through wrap programs in which the RBC Funds participate, (ii) in accounts that transferred to an RBC Fund from a series of RBC Funds, Inc. upon the April 16, 2004 reorganization, (iii) in accounts in which Class R shares or Class C shares were converted to Class A shares, (iv) through “one-stop” mutual fund networks, (v) through trust companies and banks acting in a fiduciary, advisor, agency, custodial or similar capacity, or (vi) through group retirement plans. The amount paid for an investment, known as the “offering price,” includes any applicable front-end sales charges. There is no sales charge on reinvested dividends and distributions. Also shown in the table is the portion of the front-end sales charge that is paid to dealers expressed as a percentage of the offering price of a Fund’s shares.

	Sales Charges as a Percentage of

For Purchases:	Offering Price	Net Amount Invested	Dealer Concession as a % of Offering Price

Less than $100,000	4.25%	4.44%	4.00%

$100,000 to $249,999	3.50%	3.63%	3.00%

$250,000 to $499,999	2.50%	2.56%	2.00%

$500,000 to $749,999	2.00%	2.04%	1.60%

$750,000 to $999,999	1.50%	1.52%	1.20%

$1 million to $4,999,999	0.00%*	0.00%	1.00%

$5 million to $25 million	0.00%*	0.00%	0.50%

Over $25 million	0.00%*	0.00%	0.25%

*

A CDSC in accordance with the amount of the dealer concession paid is imposed on redemptions within 12 months of a purchase of $1 million or more on which no front-end sales charge was paid. See “Contingent Deferred Sales Charge” below.

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Reducing the Initial Sales Charge on Purchases of Class A Shares

Combining Accounts of Family Members. You may combine accounts in RBC Funds Class A shares of the Funds listed in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses in order to qualify for a reduced sales charge (load). The following types of accounts may be aggregated for purposes of reducing the initial sales charge.

•	Accounts owned by you and your immediate family (your spouse and your children under 21 years of age)

•	Single-participant retirement plan accounts owned by you or your immediate family

•	Trust accounts established by you or your immediate family

You need to provide your financial advisor with the information as to which of your accounts qualify as family accounts and this information should be included with your account application.

Letter of Intent. By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of RBC Class A shares of the Funds in this Prospectus and all other RBC Funds Class A shares offered in separate prospectuses. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

Although the letter of intent does not apply to the purchase of Class C shares, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent.

If you establish an LOI with RBC Funds you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Rights of Accumulation. For the purpose of qualifying for the lower sales charge rates that apply to larger purchases, you may combine your new purchase of Class A shares with shares of currently owned holdings in Class A shares of the Fund and all other RBC Funds Class A shares offered in separate prospectuses. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on NAV of all other Class A shares you own. You may need to provide your financial advisor with account statements or other information to demonstrate that you qualify for a sales charge reduction.

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Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your rights of accumulation.

PLEASE BE ADVISED THAT TO RECEIVE A REDUCTION IN THE INITIAL SALES CHARGE OF YOUR PURCHASES OF CLASS A SHARES OF THE RBC FUNDS, YOU MUST NOTIFY YOUR FINANCIAL ADVISOR AT THE TIME YOU PURCHASE YOUR SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT NOTIFY YOUR FINANCIAL ADVISOR THAT YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION, YOU MAY NOT RECEIVE A REDUCTION TO WHICH YOU ARE OTHERWISE ENTITLED.

Contingent Deferred Sales Charges. For Class C shares, a CDSC of 1.00% applies if shares are sold within 12 months of purchase. A 1.00% CDSC is also imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a CDSC. For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first, followed by shares that you have owned the longest. The CDSC is based on the initial offering price or the current sales price of the shares, whichever is less.

Calculation of Contingent Deferred Sales Charges (Class C Shares)

CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another RBC Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Waiving Contingent Deferred Sales Charges (Class A and Class C Shares). The contingent deferred sales charge on Class A shares and Class C shares may be waived in the following cases:

•	Redemptions due to death or disability of the shareholder

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary

•	Tax-free returns of excess contributions to IRAs

•

Permitted exchanges of shares between funds (However, if shares acquired in the exchange are subsequently redeemed within the period during which a contingent deferred sales charge would have applied to the initial shares purchased, the contingent deferred sales charge will not be waived.)

The contingent deferred sales charge on Class A shares and Class C shares may also be waived in the following two cases, if together such transactions do not exceed 12% of the value of an account annually:

•	Redemptions through a systematic withdrawal plan

•	Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

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The Funds do not provide additional information on sales charges on their website because the information is contained in the Prospectus, which is available on the Funds’ website at www.rbcgam.us.

Dealer Compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor or another fund affiliate to the securities dealer with whom your financial advisor is associated. Class I shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

	Class A1	Class C2
Commission (%)	—	1.00%
Investment less than $100,000	4.00%	—
$100,000 to $249,999	3.00%	—
$250,000 to $499,999	2.00%	—
$500,000 to $749,999	1.60%	—
$750,000 to $999,999	1.20%	—
$1 million to $4,999,999	1.00%	—
$5 million to $25 million	0.50%	—
Over $25 million	0.25%	—
12b-1 fee to dealer	0.25%	1.00%

1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.25% from the date of purchase.

2 On sales of Class C shares, the Distributor or another fund affiliate may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.

X.	In the “Shareholder Information-Distribution and Service (12b-1) Fees” section on page 78, immediately below the paragraph regarding 12b-1 fees for Class A shares, the following information is added:

Class C Shares	Class C shares may pay a 12b-1 fee of up to 1.00% of the average daily net assets of a Fund. Up to 0.25% of this fee may be used for shareholder servicing.

XI.	The information under the “Shareholder Information-Shareholder Servicing Plan” section beginning on page 78 is replaced in its entirety with the following:

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A, Class C, and Class I shares of each Fund to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

XII.	The “Financial Highlights” information for the Fund beginning on page 89 is replaced with the following information, which is updated to reflect figures for the six months ended March 31, 2014:

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RBC BlueBay Absolute Return Fund – Class A

	For the Period Ended March 31, 2014(a) (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.26
Net investment income(b)	0.06
Realized and unrealized gains	0.31
Total from investment activities	0.37

Distributions:
Net investment income	(0.07)
Realized gains	—
Return of capital	—
Total distributions	(0.07)
Net asset value, end of period	$10.56

Total Return:*(c)	3.65%	(d)

Ratios to Average Net Assets:

Ratio of Net Expenses to Average Net Assets	1.20%	(e)
Ratio of Net Investment Income to Average Net Assets	2.14%	(e)
Ratio of Expenses to Average Net Assets**	3.09%	(e)

Net assets, end of period (in thousands)	$1,368
Portfolio turnover***	105%

*	Excludes sales charge.
**

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 27, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(d)	Not Annualized
(e)	Annualized.

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RBC BlueBay Absolute Return Fund – Class I

Per Share Operating Performance:	For the Six Months Ended March 31, 2014 (Unaudited)		For the Period Ended September 30, 2013(a)
Net asset value, beginning of period	$10.15		$10.00
Net investment income(b)	0.12		0.11
Realized and unrealized gains	0.39		0.12
Total from investment activities	0.51		0.23

Distributions:
Net investment income	(0.11)		(0.02)
Realized gains	—		—	(c)
Return of capital	—		(0.06)
Total distributions	(0.11)		(0.08)
Net asset value, end of period	$10.55		$10.15

Total Return:(d)	5.04	%(e)	2.31	%(e)

Ratios to Average Net Assets:

Ratio of Net Expenses to Average Net Assets	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	2.27	%(f)	1.27	%(f)
Ratio of Expenses to Average Net Assets*	0.97	%(f)	0.97	%(f)

Net assets, end of period (in thousands)	$470,462		$508,871
Portfolio turnover**	105%		338%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(e)	Not Annualized.
(f)	Annualized.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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RBC FUNDS TRUST
RBC BlueBay Absolute Return Fund (the “Fund”)

Supplement dated June 24, 2014 to the
Statement of Additional Information dated November 27, 2013 (the “SAI”)

This Supplement provides additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

The SAI is amended as follows:

I.	The Fund will begin offering Class C shares on or about June 24, 2014. Therefore, on or about June 24, 2014, the Fund will offer three classes of shares: Class A, Class C, and Class I.

II.	The ticker symbol for the Fund’s Class C shares is RBCRX.

III.	The third and fourth paragraphs on the cover page are revised as follows:

The Trust is offering an indefinite number of Class A shares, Class C shares, and Class I shares. See “Additional Purchase and Redemption Information” and “Other Information — Capitalization” below.

This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the RBC BlueBay Funds, dated November 27, 2013, as supplemented on June 24, 2014 (the “Prospectus”). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The financial statements and related reports of the independent registered public accounting firm in the Funds’ Annual Report for the most recent fiscal year are incorporated by reference into this SAI; the unaudited financial statements in the Funds’ Semiannual Report to shareholders, for the period ended March 31, 2014, are also incorporated by reference into this SAI. Copies of the Annual and Semiannual Reports and the Prospectus are available without charge, and may be obtained by writing or calling the Funds at the address or telephone number printed above, or on the Funds’ website at www.rbcgam.us.

IV.	The information under the “Additional Purchase and Redemption Information-Shares” section on page 20 is replaced in its entirety with the following:

The Funds’ shares are sold on a continuous basis by the Funds’ Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The Funds offer Class A shares (except for the RBC BlueBay Convertible Bond Fund), Class C shares (RBC BlueBay Absolute Return Fund only), and Class I shares.

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V.	The information under the “Distribution of Fund Shares-Distribution Plan” section on page 33 is replaced in its entirety with the following:

The Trust has adopted a Master Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to each of the Funds. Currently, the Plan applies to all Funds that offer Class A shares and Class C shares (the “Plan Funds”). The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of each covered Class, subject to limits as listed in the following chart, which shows the maximum Plan fee rate for each Class.

	Class A	Class C

12b-1 Plan Fee	0.25%*	1.00%

* While the Plan contains a 0.50% annual limit, the Trustees currently have approved an annual limit of 0.25% for Class A shares.

Plan fees are based on average annual daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined in applicable rules of the Financial Industry Regulatory Authority. A Plan fee may be waived voluntarily, in whole or in part, by the Distributor, subject to applicable legal requirements.

Covered costs and expenses include: (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as an executive officer of the Trust determines to be reasonably calculated to result in the sale of shares of a Plan Fund.

Each Plan contains standard provisions conforming to the requirements of Rule 12b-1, requiring quarterly reports to the Board regarding expenses under the Plan, and provisions regarding the commencement, continuation, amendment and termination of the Plan. Any agreement related to the Plan shall be in writing and contain standard provisions conforming to the requirements of Rule 12b-1 regarding commencement, continuation, amendment and termination.

Each Plan provides that it may not be amended to increase materially the costs which the Plan Funds or a class of shares of the Plan Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plans must be approved by the Board of Trustees, and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not “interested persons” of the Trust. The Plans with respect to each of the Plan Funds were approved by the Board of Trustees and by the Trustees who are neither “interested persons” nor have any direct or indirect financial interest in the operation of any Plan (“Plan Trustees”) at an in-person meeting held December 16, 2005. Prior to the reorganization, the Plans for the predecessors to the Plan Funds were approved by the Board of Directors of the predecessor funds and by the plan directors who were neither “interested persons” nor had any direct or indirect financial interest in the operation of any Plan (“Plan Director”), by vote cast in person at a meeting held on April 26, 1994 called for the purpose of voting on the Plans, and by the sole shareholder of each class of shares of each of those Plan Funds on April 26, 1994. The Plan with respect to the Access Fund was approved by the Board of Trustees by vote cast in person at a meeting held on December 3, 2008. The continuance of the Plans is subject to similar annual approval by the Trustees and the Plan Trustees. Each Plan is terminable with respect to a class of shares of a Plan Fund at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the class. The Board of Trustees has concluded that there is a reasonable likelihood that the Plans will benefit the Plan Funds and their shareholders.

14

The Plans are designed to enhance distribution and sales of the Plan Funds and increase assets in the Plan Funds, benefiting Plan Fund shareholders by permitting potential economies of scale in service provider fees.

For the fiscal year ended September 30, 2013, the Funds did not pay any 12b-1 fees because the Class A shares and Class C shares were not effective during the fiscal year ended September 30, 2013.

VI.	The information under the “Shareholder Servicing Plan” section beginning on page 33 relating to the RBC BlueBay Absolute Return Fund is replaced in its entirety with the following:

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) that allows Class A, Class C, and Class I shares of the Funds to pay service fees to firms that provide shareholder services (“Intermediaries”). Under the Servicing Plan, if an Intermediary provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder servicing fees to the Intermediary at an annual rate not to exceed 0.15%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

For the fiscal year ended September 30, 2013, total payments made pursuant to the Servicing Plan are noted below. Information is not provided for Class A shares and Class C shares because neither class of shares was effective during the fiscal year ended September 30, 2013.

Fund	Class A	Class C	Class I
RBC BlueBay Absolute Return Fund	N/A	N/A	$153,120

VII.	The first paragraph under the “Determination of Net Asset Value” section on page 34 is replaced with the following:

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Orders for purchases and redemptions of Class C shares and Class I shares, as applicable, are effected at the net asset value (“NAV”) per share next calculated after receipt of the order by the Fund, its agent, or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Offering price or NAV per share for each class of shares of each Fund normally is determined, and its shares normally are priced, at the close of each business day for the New York Stock Exchange (“NYSE”), or 4:00 p.m. Eastern time, whichever is earlier (“Value Time”), on days that the NYSE is open or (at the Fund’s option) on days the primary trading markets for the Fund’s portfolio instruments are open (“Value Date”). The NAV per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of the class. All expenses, including fees paid to the Advisor and Co-Administrators, are accrued daily and taken into account for the purpose of determining the NAV.

VIII.	The following information replaces the second paragraph under the “Other Information-Voting Rights” section on page 47:

Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes. Shareholders of Class I shares may not vote on any matter that affects the Class A shares or Class C shares Distribution Plans under Rule 12b-1. As a general matter, shareholders of Class A shares and Class C shares may vote only on matters affecting their respective class, including the Rule 12b-1 Plans that relate to the class of shares that they hold.

15

IX.	The following information replaces the first paragraph under the “Financial Statements” section on page 49 relating to the RBC BlueBay Absolute Return Fund:

The Report of the Independent Registered Public Accounting Firm and financial statements and financial highlights of the RBC BlueBay Absolute Return Fund included in its most recent Annual Report dated September 30, 2013, are incorporated herein by reference to such Annual Report. The unaudited financial statements in the Fund’s Semiannual Report to shareholders, for the period ended March 31, 2014, are also incorporated by reference. Copies of the Annual and Semiannual Reports for the Funds are available without charge upon request by writing to RBC Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402, or telephoning (800) 422-2766 or on the Funds’ website at www.rbcgam.us.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

16

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)

	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)

	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)

	(4)	Instrument Memorializing Resolutions of the Board of Trustees. (20)

	(5)	Instrument Memorializing Resolution of the Board of Trustees. (24)

	(6)	Instrument Memorializing Resolution of the Board of Trustees. (26)

	(7)	Instrument Memorializing Resolution of the Board of Trustees. (29)

(b)	By-Laws, effective as of January 13, 2004. (2)

(c)

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.

(d)	(1)

Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)

(2)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)

(3)

Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)

(i) Amendment to Investment Advisory Agreement dated September 9, 2013 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the Access Capital Community Investment Fund. (25)

	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)

(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

(6)

Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 14, 2011, between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund. (21)

	(7)	Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)

		(i)	Amendment to Investment Advisory Agreement dated November 27, 2012 between Registrant and RBC Global Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (23)

(8)

Master Investment Advisory Agreement dated September 1, 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)

		(i)	Amendment to Investment Advisory Agreement dated October 31, 2012 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Absolute Return Fund. (23)

(ii)

Amendment to Investment Advisory Agreement dated December 20, 2013 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

	(9)	Not applicable.

	(10)	Not applicable.

(11)

Sub-Advisory Agreement dated December 20, 2013 between RBC Global Asset Management (U.S.) Inc. and RBC Global Asset Management (UK) Limited with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(12)	Not applicable.

(13)

Amended and Restated Investment Sub-Advisory Agreement dated November 27, 2013 among RBC Global Asset Management (U.S.) Inc., BlueBay Asset Management LLP and BlueBay Asset Management USA LLC with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund and RBC BlueBay Global High Yield Bond Fund. (25)

(e)	(1)

Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)

		(i)	First Amendment dated July 1, 2011 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC. (26)

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	(1)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)

		(i)	First Amendment dated December 20, 2013 to the Custody Agreement dated December 28, 2009. (26)

	(2)	Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Schedule II dated November 27, 2012 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

		(ii)	Amended and Restated Schedule II dated December 20, 2013 to the Custody Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

	(3)	Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (20)

		(i)	Amended and Restated Annex I dated November 27, 2012 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (23)

		(ii)	Amended and Restated Annex I dated December 20, 2013 to the Foreign Custody Manager Agreement dated August 1, 2011 between the Trust and The Bank of New York Mellon. (26)

(h)	Other Material Contracts.

(1)

Amended and Restated Administrative Services Agreement dated as of September 1, 2011 with respect to Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund and RBC BlueBay Global Convertible Bond Fund. (23)

(i)

Amendment dated November 27, 2012 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (23)

(ii)

Amendment dated December 20, 2013 to the Amended and Restated Administrative Services Agreement dated September 1, 2011 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (26)

(2)

Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

	(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)

	(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)

	(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)

(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)

(i)

Form of Amended and Restated Exhibit A dated December 31, 2009 to the Administration and Accounting Services Agreement between PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) and RBC Funds Trust dated October 5, 2007. (15)

(ii)

Amended and Restated Exhibit A dated November 27, 2012 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (23)

(iii)

Amended and Restated Exhibit A dated December 20, 2013 to the Administration and Accounting Services Agreement between BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) and RBC Funds Trust dated October 5, 2007. (26)

(4)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)

	(i)	Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)

(5)

Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(6)

Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(7)

Shareholder Servicing Plan effective March 26, 2013 on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. (24)

(8)

Form of Amended and Restated Shareholder Servicing Plan on behalf of the RBC Enterprise Fund, RBC Small Cap Core Fund, RBC SMID Cap Growth Fund, RBC Microcap Value Fund, RBC Mid Cap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC Blue Global High Yield Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

(9)

Amended and Restated Shareholder Account and Distribution Services Plan dated February 1, 2010 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (24)

(10)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (24)

(i)

Amendment dated November 27, 2013 to the Amended and Restated Expense Limitation Agreement for RBC Mid Cap Value Fund, RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, and RBC Microcap Value Fund. (25)

(11)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class. (24)

(12)

Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Prime Money Market Fund, U.S. Government Money Market Fund, and Tax-Free Money Market Fund with respect to RBC Institutional Class 1. (24)

	(13)	Amended and Restated Expense Limitation Agreement dated December 6, 2012 for Access Capital Community Investment Fund. (24)

(14)

Form of Amended and Restated Expense Limitation Agreement dated July 1, 2014 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (30)

	(15)	Transfer Agency Services Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (21)

		(i)	First Amendment dated July 1, 2011 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (20)

		(ii)	Second Amendment dated November 27, 2012 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (23)

		(iii)	Third Amendment dated December 20, 2013 to the Transfer Agent Servicing Agreement dated December 28, 2009 between the Trust and U.S. Bancorp Fund Services, LLC. (26)

(i)	(1)

Legal opinion with respect to all Funds except RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund. (25)

	(2)	Legal opinion with respect to RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(3)	Legal opinion with respect to RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

(j)	Other Opinions.

(1)

Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Kathleen A. Gorman dated September 25, 2012. (22)

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

Not applicable.

(m)	(1)

Amended and Restated Master Distribution Plan and Distribution Plan supplements dated December 6, 2012, as supplemented September 24, 2013 and December 20, 2013, for RBC SMID Cap Growth Fund, RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, and RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. (26)

	(2)	Class F Shares Distribution and Service (Rule 12b-1) Plan dated December 5, 2013 for RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

	(3)	Class C Shares Distribution and Service (Rule 12b-1) Plan dated [ ], 2014 for RBC BlueBay Absolute Return Fund. (29)

	(4)	Form of Dealer and Selling Group Agreement. (4)

(5)

Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(i)

Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation for Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13).

(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)

(6)

Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)

	(7)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)

	(8)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)

(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

(2)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 for Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(3)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated December 6, 2012, as supplemented December 5, 2013, for RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (28)

(i)

Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated April 23, 2014, as supplemented December 5, 2013, for RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund, Access Capital Community Investment Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund. (29)

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (23)

	(2)	Code of Ethics of BlueBay Asset Management LLP (23)

	(3)	Amended Code of Ethics of the Trust. (20)

	(4)	Code of Ethics of RBC Global Asset Management (UK) Limited (26)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.

(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.

(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.

(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.

(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.

(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.

(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.

(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.

(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.

(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.

(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.

(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.

(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.

(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.

(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.

(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.

(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.

(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.

(20)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed with the Commission on September 1, 2011.

(21)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2011.

(22)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A filed with the Commission on September 28, 2012.

(23)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2012.

(24)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Commission on September 26, 2013.

(25)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the Commission on November 27, 2013.

(26)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(27)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed with the Commission on December 20, 2013.

(28)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed with the Commission on February 28, 2014.

(29)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(30)	Filed herewith.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

          (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)

Quasar Distributors, LLC, (“Quasar”), a wholly-owned subsidiary of US Bancorp., is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

AC One China Fund	Fund X Tactical Total Return Fund	Monetta Young Investor Fund
Access Capital Community Investment	Fund X Tactical Upgrader Fund	Morgan Dempsey Small/Micro Cap Value Fund
Advantus Strategic Dividend Income Fund	Fund X Upgrader Fund	Muhlenkamp Fund
Aegis High Yield Fund	Generation Wave Growth Fund	Muzinich Credit Opportunities Fund
Aegis Value Fund	Geneva Advisors All Cap Growth Fund	New Path Tactical Allocation Fund
Akre Focus Fund	Geneva Advisors Equity Income Fund	Nicholas Equity Income Fund
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund	Gerstein Fisher Multi-Factor Global Real Estate Securities Fund	Nicholas Fund
Alpha Defensive Growth Fund	Gerstein Fisher Multi-Factor Growth Equity Fund	Nicholas High Income Fund
Alpha Opportunistic Growth Fund	Gerstein Fisher Multi-Factor International Growth Equity Fund	Nicholas II Fund
AlphaClone Alternative Alpha ETF Fund	Glenmede Core Fixed Income Portfolio	Nicholas Limited Edition Fund
Alpine Accelerating Dividend Fund	Glenmede Government Cash Portfolio	Nicholas Money Market Fund
Alpine Cyclical Advantage Property Fund	Glenmede International Portfolio	Nuance Concentrated Value Fund
Alpine Dynamic Dividend Fund	Glenmede International Secured Options Portfolio	Odyssey Aggressive Growth Fund
Alpine Emerging Markets Real Estate Fund	Glenmede Large Cap 100	Odyssey Growth Fund
Alpine Financial Services Fund	Glenmede Large Cap Growth	Odyssey Stock Fund
Alpine Foundation Fund	Glenmede Large Cap Value Portfolio	Orinda SkyView Macro Opportunities
Alpine Global Consumer Growth Fund	Glenmede Long/Short Fund	Orinda Skyview Multi-Manager Hedged Equity Fund
Alpine Global Infrastructure Fund	Glenmede Municipal Intermediate Portfolio	Orion/Monetta Intermediate Bond Fund
Alpine Innovators Fund	Glenmede NJ Municipal Portfolio	O’Shaughnessy All Cap Core Fund
Alpine International Real Estate Equity Fund	Glenmede Secured Options Portfolio	O’Shaughnessy Enhanced Dividend Fund
Alpine Municipal Money Market Fd	Glenmede Small Cap Equity Portfolio	O’Shaughnessy Small/Mid Cap Growth Fund
Alpine Realty Income & Growth Fd	Glenmede Strategic Equity Portfolio	Osterweis Fund
Alpine Transformations Fund	Glenmede Tax Exempt Cash Portfolio	Osterweis Institutional Equity Fund
Alpine Ultra Short Tax Optimized Income Fund	Glenmede Total Market Portfolio	Osterweis Strategic Income Fund
American Opportunities Fund	Glenmede U.S. Emerging Growth	Osterweis Strategic Investment Fund
Aquinas Growth Fund	GoodHaven Fund	Permanent Portfolio
Aquinas Small Cap Fund	Government Obligations	Permanent Portfolio Agg Growth
Aquinas Value Fund	Great Lakes Bond Fund	Permanent Portfolio Short-Term Treasury Bill
Artio Global High Income Fund	Great Lakes Disciplined Equity Fund	Permanent Portfolio Versatile Bond
Artio International Equity Fund	Great Lakes Large Cap Value Fund	Perritt MicroCap Opportunities Fund

Artio International Equity Fund II	Great Lakes Small Cap Opportunity Fund	Perritt Ultra Micro Cap Fund
Artio Select Opportunities Fund	Greenspring Fund	Philadelphia International Emerging Markets Fund
Artio Total Return Bond Fund	Guinness Atkinson Alternative Energy Fund	Philadelphia International Fund
ATAC Inflation Rotation Fund	Guinness Atkinson Asia Focus Fund	Philadelphia International Small Cap Fund
Barrett Growth Fund	Guinness Atkinson Asia Pacific Dividend Fund	Phocas Real Estate Fund
Barrett Opportunity Fund	Guinness Atkinson China & Hong Kong Fund	PIA BBB Bond Fund
Becker Value Equity Fund	Guinness Atkinson Global Energy Fund	PIA High Yield Fund
Boston Common International Fund	Guinness Atkinson Global Innovators Fund	PIA MBS Bond Fund
Boston Common U.S. Equity Fund	Guinness Atkinson Inflation Managed Dividend Fund	PIA Moderate Duration Bond Fund
Brandes Core Plus Fixed Income Fund	Guinness Atkinson Renminbi Yuan & Bond Fund	PIA Short-Term Securities Fund
Brandes Credit Focus Yield Fund	Harding Loevner Emerging Markets Portfolio	Plumb Balanced Fund
Brandes Emerging Markets Fund	Harding Loevner Frontier Emerging Markets Portfolio	Plumb Equity Fund
Brandes Global Equity Fund	Harding Loevner Global Equity Portfolio	Poplar Forest Partners Fund
Brandes International Equity Fund	Harding Loevner Institutional Emerging Markets Portfolio	Portfolio 21 Global Equity Fund
Brandes International Small Cap Equity Fund	Harding Loevner International Equity Portfolio	Prime Obligations
Brandes Separately Managed Account Reserve Trust	Harding Loevner International Small Companies Portfolio	Prospector Capital Appreciation Fund
Brandywine Advisors MidCap Growth Fd	Hennessy Balanced Fund	Prospector Opportunity Fund
Brandywine Blue Fund	Hennessy Core Bond Fund	Provident Trust Strategy Fund
Brandywine Fund	Hennessy Cornerstone Growth Fund	PureFunds ISE Diamond/Gemstone ETF
Bridges Investment Fund, Inc.	Hennessy Cornerstone Large Growth Fund	PureFunds ISE Junior Silver ETF
Bright Rock Mid Cap Growth Fund	Hennessy Cornerstone Mid Cap 30 Fund	PureFunds ISE Mining Service ETF
Bright Rock Quality Large Cap Fund	Hennessy Cornerstone Value Fund	Purisima All-Purpose Fund
Brookfield Global Listed Infrastructure Fund	Hennessy Equity and Income Fund	Purisima Total Return Fund
Brookfield Global Listed Real Estate Fund	Hennessy Focus Fund	Rainier Balanced Fund
Brookfield High Yield Fund	Hennessy Gas Utility Index Fund	Rainier High Yield Fund
Brown Advisory Emerging Markets Fund	Hennessy Japan Fund	Rainier Intermediate Fixed Income Fund
Brown Advisory Equity Income Fund	Hennessy Japan Small Cap Fund	Rainier International Discovery Fund
Brown Advisory Flexible Value	Hennessy Large Cap Financial Fund	Rainier Large Cap Equity Fund
Brown Advisory Growth Equity	Hennessy Large Value Fund	Rainier Mid Cap Equity Fund
Brown Advisory Intermediate Income	Hennessy Small Cap Financial Fund	Rainier Small/Mid Cap Equity Fund
Brown Advisory Maryland Bond Fund	Hennessy Technology Fund	RBC Blue Bay Absolute Return Fund
Brown Advisory Opportunity Fund	Hennessy Total Return Fund	RBC Blue Bay Emerging Market Corporate Bond Fund
Brown Advisory Small-Cap Fundamental Value	Hodges Blue Chip 25 Fund	RBC Blue Bay Emerging Market Select Bond Fund
Brown Advisory Small-Cap Growth	Hodges Equity Income Fund	RBC Blue Bay Global Convertible Bond Fund
Brown Advisory Tactical Bond Fund	Hodges Fund	RBC Blue Bay Global High Yield Bond Fund
Brown Advisory Tax Exempt Bond Fund	Hodges Pure Contrarian Fund	RBC Enterprise Fund
Brown Advisory Value Equity	Hodges Small Cap Fund	RBC MicroCap Value Fund
Brown Advisory Winslow Sustainability Fund	Hotchkis & Wiley Capital Income Fund	RBC Mid Cap Value Fund
Buffalo Discovery Fund	Hotchkis & Wiley Diversified Value	RBC Prime Money Market Fund
Buffalo Dividend Focus Fund	Hotchkis & Wiley Global Value Fund	RBC Small Cap Core Fund

Buffalo Flexible Income Fund	Hotchkis & Wiley High Yield Fund	RBC SMID Cap Growth Fund
Buffalo Growth Fund	Hotchkis & Wiley Large Cap Value	RBC Tax Free Money Market Fund
Buffalo High Yield Fund	Hotchkis & Wiley Mid Cap Value	RBC U.S. Government Money Market Fund
Buffalo International Fund	Hotchkis & Wiley Small Cap Value	Reinhart Midcap Private Market Value Fund
Buffalo Large Cap Fund	Hotchkis & Wiley Value Opportunities	Roosevelt Strategic Income Fund

Buffalo Mid Cap Fund	Huber Capital Diversified Large Cap Value Fund	Samson Strong Nations Currency Fund
Buffalo Small Cap Fund	Huber Capital Equity Income Fund	Scharf Balanced Opportunity Fund
Bushido Capital Long/Short Fund	Huber Capital Small Cap Value Fund	Scharf Fund
CAN SLIM Select Growth Fund	Iman Fund	Schooner Fund
Capital Advisor Growth Fund	Innovator Matrix Income Fund	SCS Hedged Opportunities Fund, LLC
Capital Advisors TacticalShares Dynamic Allocation Fund	International Fund	Shenkman Short Duration High Income Fund
Chase Growth Fund	Intrepid Capital Fund	SiM Dynamic Allocation Diversified Income Fund
Chase Mid Cap Growth Fund	Intrepid Disciplined Value Fund	SiM Dynamic Allocation Equity Income Fund
Coldstream Dividend Growth Fund	Intrepid Income Fund	Smead Value Fund
Collins Alternative Solutions Fund	Intrepid Small Cap Fund	Snow Capital Opportunity Fund
Congress All Cap Opportunity Fund	IronBridge Global Fund	Snow Capital Small Cap Value Fund
Congress Large Cap Growth	IronBridge Large Cap Fund	Stone Ridge High Yield Reinsurance Risk Premium Fund
Congress Mid Cap Growth Fund	IronBridge Small Cap Fund	Stone Ridge Reinusrance Risk Premimum Fund
Contravisory Strategic Equity Fund	IronBridge SMID Cap Fund	Stone Ridge U.S. Small Cap Variance Risk Premium Fund
Convergence Core Plus Fund	Jacob Internet Fund	Stone Ridge U.S. Variance Risk Premium Risk Fund
Corporate America CU Short Duration Fund	Jacob Micro Cap Growth Fund	Tax Free Obligations
Country Bond Fund	Jacob Small Cap Growth Fund	TCM Small Cap Growth Fund
Country Growth Fund, Inc	Jacob Wisdom Fund	TCM Small-Mid Cap Growth Fund
CSC Small Cap Value Fund	Jensen Portfolio	The American Trust Allegiance Fd
Cushing MLP Premier Fund	Jensen Quality Value Fund	The Appleton Group Plus Fund
Cushing Renaissance Advantage Fund	Jordan Opportunity Fund	The Core Fund
Cushing Royalty Energy Income Fund	Kellner Merger Fund	The Merger Fund
Davidson Multi Cap Equity Fund	Kirr Marbach Partners Value Fd	The Teberg Fund
Davidson Small/Mid Equity Fund	Litman Gregory Masters Alternative Strategies Fund	Thompson Bond Fund
Dearborn Partners Rising Dividend Fund	Litman Gregory Masters Equity Fund	Thompson LargeCap Fund
DoubleLine Equities Growth Fund	Litman Gregory Masters Focused Opportunities Fund	Thompson MidCap Fund
DoubleLine Equities Small Cap Growth Fund	Litman Gregory Masters International Fund	TIFF Multi-Asset Fund
DoubleLine Core Fixed Income Fund	Litman Gregory Masters Small Companies Fund	TIFF Short Term Fund
DoubleLine Emerging Markets Fixed Income Fund	Litman Gregory Masters Value Fund	Tortoise MLP & Pipeline Fund
DoubleLine Floating Rate Fund	LK Balanced Fund	Tortoise North American Energy Independence Fund
DoubleLine Low Duration Bond Fund	LKCM Balanced Fund	Treasury Obligations
DoubleLine Multi-Asset Growth Fund	LKCM Equity Fund	U.S. Treasury Money Market
DoubleLine Total Return Bond Fund	LKCM Fixed Income Fund	USFS Funds Limited Duration Fund
DSM Global Growth Fund	LKCM Small Cap Fund	USFS Funds Tactical Allocation Fund
DSM Large Cap Growth Fund	LKCM Small-Mid Cap Equity Fund	Vice Fund
DSM Small-Mid Cap Growth Fund	LoCorr Long/Short Commodities Strategy Fund	Villere Balanced Fund
Edgar Lomax Value Fund	LoCorr Managed Futures Strategy Fund	Wall Street Fund
Emerging Markets Fund	Logan Capital Large Cap Growth Fund	WBI Absolute Return Balanced Fund

Evermore Global Value Fund	Logan Capital Long/Short Fund	WBI Absolute Return Dividend Growth
Fort Pitt Capital Total Return Fund	M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	YCG Enhanced Fund
Fund X Aggressive Upgrader Fund	MainGate MLP Fund
Fund X Conservative Upgrader Fd	Matrix Advisors Value Fd Inc.
Fund X ETF Aggressive Upgrader Fund	McKinley Diversified Income Fund
Fund X ETF Upgrader Fund	Monetta Fund
Fund X Flexible Income Fund	Monetta Mid-Cap

(b)

Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC	Positions and Offices with the Registrant

James Robert Schoenike	President and Board Member	None

Andrew M. Strnad	Vice President and Secretary	None

Teresa Cowan	Senior Vice President and Assistant Secretary	None

Susan LaFond	Vice President and Treasurer	None

John Kinsella	Assistant Treasurer	None

Brett Scribner	Assistant Treasurer	None

Joe Redwine	Board Member	None

Joseph Bree	Chief Financial Officer	None

Robert Kern	Board Member	None

Joe Redwine	Board Member	None

(c)           Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Sub-Adviser; (e) the Sub-Adviser in the U.S.; (f) the Transfer Agent; and (g) the Fund Accounting Agent and Co-Administrator; (h) the Custodian – RBC Mid Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Value Fund, Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Access Capital Community Investment Fund, RBC Short Duration Fixed Income Fund, and RBC Ultra-Short Fixed Income Fund; and (i) the Custodian – RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund. The address of each is as follows:

(a)	RBC Funds Trust
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(b)	RBC Global Asset Management (U.S.) Inc.
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402

(c)	BlueBay Asset Management LLP
77 Grosvenor Street, W1K 3JR
London, United Kingdom

(d)	BlueBay Asset Management USA LLC
Four Stamford Plaza
107 Elm Street, Suite 512
Stamford, CT 06902

(e)	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(f)	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
Valley Forge, PA 19406

(g)	U.S. Bank, N.A.
1555 N. RiverCrest Drive, Suite 302
Milwaukee, WI 53212

(h)	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 24th day of June, 2014 .

RBC FUNDS TRUST

By:	/s/ Kathleen A. Gorman
Kathleen A. Gorman
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Kathleen A. Gorman	Date: June 24, 2014
Kathleen A. Gorman
Trustee, President and Chief Executive Officer

/s/ Kathleen A. Hegna	Date: June 24, 2014
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
H. David Rybolt	John A. MacDonald

*	*
William B. Taylor	James R. Seward

*By:	/s/ Kathleen A. Gorman	Date: June 24, 2014
Kathleen A. Gorman, attorney-in-fact

Exhibit Index

(h)(14)

Form of Amended and Restated Expense Limitation Agreement dated July 1, 2014 for RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund, RBC BlueBay Absolute Return Fund, RBC Emerging Markets Equity Fund, RBC Emerging Markets Small Cap Equity Fund, RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund